PUTNAM
PENNSYLVANIA
TAX EXEMPT
INCOME FUND

SEMIANNUAL REPORT

November 30, 1995

[LOGO]
BOSTON * LONDON * TOKYO

FUND HIGHLIGHTS

  "Munis offer unusually attractive yields right now because of unwarranted fears that a flat-rate income tax will end the tax advantage they have over taxable bonds."

     -- Kiplinger's Personal Finance Magazine, December 1995


CONTENTS

4    Report from Putnam Management

8    Fund performance summary

11   Portfolio holdings

17   Financial statements

FROM THE CHAIRMAN
                                              [PHOTO OF GEORGE PUTNAM]
                                                     (C) KARSH, OTTAWA

DEAR SHAREHOLDER:

TAX-EXEMPT BOND INVESTORS WILL LONG REMEMBER 1995 AS A YEAR OF HIGHS AND LOWS IN THE MARKET. THE YEAR BEGAN AS THE BOND MARKET WAS COMING OFF ONE OF ITS WORST PERIODS IN RECENT MEMORY. JUST AS THINGS BEGAN TO LOOK BRIGHTER FOR TAX-EXEMPT BONDS, TALK IN WASHINGTON ABOUT TAX REFORM THREW A FRIGHT INTO INVESTORS.

BY THE TIME PUTNAM PENNSYLVANIA TAX EXEMPT INCOME FUND ENTERED ITS NEW FISCAL YEAR IN JUNE, INVESTORS HAD BEGUN TO REGAIN THEIR COMPOSURE, REALIZING HOW REMOTE ENACTMENT OF ANY TAX-REFORM LEGISLATION WAS LIKELY TO BE DURING AN ELECTION YEAR. AS THE FUND REACHED THE FISCAL YEAR'S MIDPOINT ON NOVEMBER 30, 1995, SHAREHOLDERS COULD LOOK BACK ON A PERIOD OF IMPRESSIVE RECOVERY.

FURTHERMORE, BECAUSE OF THE EARLIER INTERRUPTION OVER TAX- REFORM PROPOSALS, FUND MANAGER RICHARD WYKE BELIEVES THE RALLY WILL BE SUSTAINED DURING THE SECOND HALF OF FISCAL 1996, AS THE TAX-EXEMPT BOND MARKET CONTINUES TO MAKE UP LOST GROUND. HIS REPORT, WHICH FOLLOWS, PROVIDES MORE DETAILS.

RESPECTFULLY YOURS,

[SIGNATURE]

GEORGE PUTNAM
CHAIRMAN OF THE TRUSTEES
JANUARY 17, 1996

REPORT FROM THE FUND MANAGER
RICHARD P. WYKE

Shareholders who resisted the temptation to be spooked by the flat-tax rhetoric have not gone unrewarded. Putnam Pennsylvania Tax Exempt Income Fund produced solid results during the six months ended November 30, 1995, posting gains of 4.87% and 4.53% at net asset value for class A and class B shares, respectively. For performance for longer periods and for performance of class M shares, which became available on July 3, 1995, see page 8.

STRONG RELATIVE PERFORMANCE: A MATTER OF PERSPECTIVE

After overcoming a brief stall in midsummer, the broad fixed- income market continued its impressive run throughout the six months ended November 30, 1995. Increased investor confidence in the Federal Reserve Board's ability to thwart inflation and effectively manage economic growth over the long term fueled the gains of most fixed-income investments. Indeed, the rally had gained such momentum by period's end that the current yield on the benchmark 30-year Treasury bond seems to be fast approaching its historically low level of 5.79% (as of October 15, 1993).

On an absolute basis, municipal bonds participated in the rally's strength in a highly respectable fashion. However, their performance relative to taxable investments may appear somewhat lackluster because of investors' lingering concerns about the perceived effects of the flat-tax proposal introduced in April, which, in its purest form, would deprive municipal bonds of their beneficial tax treatment. These investor concerns prevented your fund's investments from attaining the full price appreciation potential presented by the favorable investment environment.

We, on the other hand, prefer to look at the semiannual returns in a historical context, noting that they are the highest on record for any semiannual period over the past decade. In any good year, this performance would have been quite satisfactory and during 1994's bear market, it would have been considered a godsend. Furthermore, on a tax-equivalent basis, an investor in the combined maximum federal and state income tax bracket of 41.29% would have had to earn 9.19% and 8.09%, respectively, to match the 5.40% and 4.75% current dividend rates at NAV that your fund's class A and class B shares produced.

INCREASED FOCUS ON 15- TO 20-YEAR BONDS

One of the key strategies we employed during the period involved reconfiguring the portfolio's positioning along the yield curve. We began selectively selling bonds with 15-year or shorter maturities, as well as those with 30-year maturities, reinvesting these assets into bonds we believed offered better value and price appreciation potential. In most cases, this meant bonds in the 15- to 20-year maturity range. This action enabled us to better manage the fund's price sensitivity during this past summer's decreased liquidity and unclear interest rate movements without sacrificing high current income potential. Once flat-tax concerns subsided and the direction of interest rates became evident, these bonds enjoyed heightened demand and price appreciation.

In keeping with this strategy, we will be looking for ways to decrease the fund's heavy weighting in prerefunded bonds over time. Because of their refunded status, the effective maturities of these issues fall within the 7-year range.

TOP INDUSTRY SECTORS
[BAR CHART]
-----------------------------------------
Health care                        15.9%
Utilities/Water and sewerage       15.4%
Education                           8.2%
Housing                             3.6%
-----------------------------------------
*    Based on net assets as of 11/30/95. Holdings will vary over time.

PORTFOLIO  STRUCTURED FOR BETTER CALL PROTECTION, FURTHER APPRECIATION
POTENTIAL

During the period, we made other structural modifications to the portfolio as well. We increased our emphasis on bonds with a high degree of call protection -- i.e., trading out of securities that were priced close to par and purchasing those selling below par, such as discount-coupon bonds that have a lower probability of being called and tend to offer greater price appreciation potential in a favorable interest rate environment. Should interest rates decline in earnest, our expanded focus on noncallable bonds should shield the portfolio from early bond redemptions.

Inverse floaters were increased, comprising roughly 4% of net assets by period's end. These variable-rate bonds, whose coupons change in an opposite direction from short-term interest rates, can help boost your fund's yield in the current rate environment and provide appreciation potential if long-term rates begin to fall.

We've also pulled back slightly from our previous strategy of actively adding to BBB-rated investment-grade bonds, electing instead to bolster the fund's weighting in AAA-rated bonds from 59% of net assets at the fiscal midyear to 62.6% of net assets by period's end. These high-rated bonds have performed extremely well in the rally and stand to appreciate more should the yield spread between AAA- and BBB-rated bonds widen. Given the currently narrow yield spreads, we believe the lower-rated issues no longer provide sufficient income to compensate for their additional credit risk.

FUNDAMENTALS ARE SOUND, VALUATIONS APPEALING

As we enter the second half of fiscal 1996, we anticipate conditions for investing in fixed-income securities to remain hospitable. Subsiding inflation, a benign interest rate environment, and decelerating economic growth seem likely to continue.

The debate over tax reform is probably the most critical factor that will influence tax-exempt bond performance over the next 12 months. While more instability cannot be ruled out, we believe investors have come to realize that a revision of the income tax code would not likely occur until after the

1996 presidential election, at which time it would most likely involve a simplification of the existing system rather than a major overhaul. That said, we are upbeat about the prospects for the municipal-bond market for several reasons:

First, any time municipal bonds underperform relative to Treasuries, we believe a buying opportunity exists. Most high-grade, long-term municipal bonds are providing 90% of the yield that Treasury bonds are offering, on a before-tax basis. After taxes are factored in, municipal-bond yields surpass Treasury yields. While there can be no assurance, the failure of municipal bonds to participate in the 1995 rally to the same degree as their taxable counterparts leaves the potential for additional price appreciation.

Second, new issue supply has been scant in 1995, down by roughly 10%- 15% from 1994 levels, while investor demand for municipal bonds has once again picked up with the easing of flat tax concerns. This presents a positive dynamic for continued price support.

Lastly, government, on both the state and national levels, is addressing for the first time in history the issue of how to be more efficient. Such attention to fiscal responsibility bodes well for the fundamental structure of the municipal market.


The views expressed throughout this report are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 11/30/95, there is no guarantee the fund will continue to hold these securities in the future.

PERFORMANCE SUMMARY

PERFORMANCE SHOULD ALWAYS BE CONSIDERED IN LIGHT OF A FUND'S INVESTMENT STRATEGY. PUTNAM PENNSYLVANIA TAX EXEMPT INCOME FUND IS DESIGNED FOR INVESTORS SEEKING A HIGH LEVEL OF CURRENT INCOME FREE FROM FEDERAL AND STATE INCOME TAX CONSISTENT WITH PRESERVATION OF CAPITAL.

This section provides, at a glance, information about your fund's performance. Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

TOTAL RETURN FOR PERIODS ENDED 11/30/95

                    CLASS A             CLASS B           CLASS M
                   (7/21/89)*          (7/15/93)*        (7/3/95)*
                 NAV       POP       NAV      CDSC       NAV      CDSC
----------------------------------------------------------------------
6 months       4.87%    -0.10%     4.53%    -0.47%        --        --
----------------------------------------------------------------------
1 year        18.37     12.75     17.63     12.63         --        --
----------------------------------------------------------------------
5 years       53.48     46.16        --        --         --        --
Annual average 8.95      7.89        --        --         --        --
----------------------------------------------------------------------
Life of class 67.52     59.64     12.36      9.38      5.91%     2.42%
Annual average 8.45      7.63      5.02      3.84         --        --
----------------------------------------------------------------------

*    Commencement of operations.

COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 11/30/95

                                  LEHMAN BROS.
                                     MUNICIPAL                CONSUMER
                                    BOND INDEX            PRICE INDEX
----------------------------------------------------------------------
6 months                                 5.18%                   0.92%
----------------------------------------------------------------------
1 year                                  18.90                    2.61
----------------------------------------------------------------------
5 years                                 51.82                   14.80
Annual average                           8.71                    2.80
----------------------------------------------------------------------
Life of class A                         66.26                   23.47
Annual average                           8.32                    3.37
----------------------------------------------------------------------
Life of class B                         68.52                    6.37
Annual average                           8.52                    2.63
----------------------------------------------------------------------
Life of class M                          6.10                    0.72
----------------------------------------------------------------------

Performance  data  represent  past  results,  do  not  reflect  future performance, and will differ for each share class. Class A share performance data do not take into account distribution fees prior to implementation of the class A distribution plan in 1993. Investment returns and net asset value will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. POP assumes 4.75% maximum sales charge for class A shares and 3.25% for class M shares. CDSC for class B shares assumes 5% maximum contingent deferred sales charge.

TOTAL RETURN FOR PERIODS ENDED 12/31/95
 (most recent calendar quarter)

                   CLASS A            CLASS B              CLASS M
                  (7/21/89)*         (7/15/93)*            (7/3/95)*
                 NAV       POP       NAV      CDSC       NAV       POP
----------------------------------------------------------------------
1 year        16.73%    11.17%    16.01%    11.01%        --        --
----------------------------------------------------------------------
5 years        54.48    47.10        --        --         --        --
Annual average  9.09     8.02        --        --         --        --
----------------------------------------------------------------------
Life of class  69.22    61.26     13.45     10.45      6.96%     3.43%
Annual average  8.50     7.69      5.26      4.12         --        --
----------------------------------------------------------------------

*    Commencement of operations.

PRICE AND DISTRIBUTIONS FOR PERIODS ENDED 11/30/95
                             CLASS A      CLASS B           CLASS M
----------------------------------------------------------------------
Distributions (number)             6            6                  5
----------------------------------------------------------------------
Income                     $0.260717    $0.230145           $0.20075
----------------------------------------------------------------------
TOTAL                      $0.260717    $0.230145           $0.20075
----------------------------------------------------------------------
SHARE VALUE:               NAV       POP       NAV       NAV       POP
----------------------------------------------------------------------
5/31/95                  $9.24     $9.70     $9.23        --        --
----------------------------------------------------------------------
7/3/95                      --        --        --     $9.10     $9.41
----------------------------------------------------------------------
11/30/95                  9.42      9.89      9.41      9.43      9.75
----------------------------------------------------------------------
CURRENT RETURN:
End of period
----------------------------------------------------------------------
Current dividend rate(1) 5.40%     5.14%     4.75%     5.10%     4.94%
----------------------------------------------------------------------
Taxable equivalent(2)    9.19      8.76      8.09      8.69      8.41
----------------------------------------------------------------------
Current 30-day SEC yield(3)5.23    4.98      4.58      4.93      4.76
----------------------------------------------------------------------
Taxable equivalent(2)    8.91      8.48      7.80      8.40      8.11
----------------------------------------------------------------------

For some investors, investment income may also be subject to the federal alternative minimum tax. Investment income may be subject to state and local taxes. (1)Income portion of most recent distribution, annualized and divided by NAV or POP at end of period. (2)Assumes maximum combined state and federal tax rates of 41.29%. (3)Based on investment income, calculated using SEC guidelines. Results for investors subject to lower tax rates would not be as advantageous.

TERMS AND DEFINITIONS

CLASS A SHARES are generally subject to an initial sales charge.

CLASS B SHARES may be subject to a sales charge upon redemption.

CLASS M SHARES have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

NET  ASSET  VALUE (NAV)  is the value of the fund's assets, minus  any
liabilities,  divided  by  the  number  of  outstanding  shares,   not
including any initial or contingent deferred sales charge.

PUBLIC OFFERING PRICE (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the maximum 4.75% sales charge for class A shares and 3.25% for class M shares.

CONTINGENT DEFERRED SALES CHARGE (CDSC) is a charge applied at the time of the redemption of class B shares and assumes redemption at the end of the period. Your fund's CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies.

COMPARATIVE BENCHMARKS

LEHMAN BROTHERS MUNICIPAL BOND INDEX is an unmanaged list of long-term fixed-rate investment-grade tax-exempt bonds representative of the municipal bond market. The index does not take into account brokerage commissions or other costs, may include bonds different from those in the fund, and may pose different risks than the fund. It is not possible to invest directly in an index.

CONSUMER PRICE INDEX (CPI) is a commonly used measure of inflation; it does not represent an investment return.

PORTFOLIO OF INVESTMENTS OWNED
November 30, 1995 (Unaudited)

KEY TO ABBREVIATIONS

AMBAC      -AMBAC Indemnity Corporation

BIGI       -Bond Investors Guaranty Insurance

CGIC       -Capital Guaranty Insurance Corporation

CLI Insd.  -Connie Lee Insurance Insured

COP        -Certificate of Participation

FGIC       -Federal Guaranty Insurance Corporation

FHA Insd.  -Federal Housing Administration Insured

FSA        -Financial Security Assurance

G.O. Bonds -General Obligation Bonds

IFB        -Inverse Floating Rate Bonds

MBIA       -Municipal Bond Investors Assurance Corporation

VRDN       -Variable Rate Demand Notes

MUNICIPAL BONDS AND NOTES (99.3%)*
PRINCIPAL AMOUNT                                 RATINGS**       VALUE

PENNSYLVANIA (87.2%)
----------------------------------------------------------------------
$2,500,000 Abington Heights School Dist. Rev.
           Bonds (Lackawanna Cnty.), FGIC, 5.1s,
           3/15/18                                     AAA $2,362,500
 1,000,000 Allegheny Cnty., Arpt. Rev. Bonds
           (Pittsburgh Intl. Arpt.), Ser. C,
           MBIA, 8 1/4s, 1/1/16                        AAA  1,086,250
           Allegheny Cnty., Hosp. Dev. Auth. Rev. Bonds
 2,000,000 (Southside Hosp. Pittsburgh), Ser. A,
           8 3/4s, 6/1/10                              BBB  2,080,000
 1,000,000 (St. Francis Med. Ctr. Project),
           AMBAC, 8 1/8s, 6/1/13                       AAA  1,040,970
   900,000 Allegheny Cnty., Hosp. Dev. Auth.
           VRDN (Presbyterian Hlth. Ctr.), Ser. A,
           MBIA, 3.7s, 3/1/20                        VMIGI    900,000
 1,975,000 Allegheny Cnty., Indl. Dev. Auth. Med.
           Ctr. Rev. Bonds (Presbyterian Med. Ctr.
           of Oakmont) FHA Insd., 6 3/4s, 2/1/26       AAA  2,105,844
   580,000 Allegheny Cnty., Indl. Dev. Auth. Rev.
           Bonds (Southwestern Arpt. Cargo Fac.),
           8 3/4s, 2/15/09                            BB/P    622,050
 4,000,000 Allentown Wtr. Rev. Bonds, FGIC, 5 1/2s,
           10/15/15                                    AAA  4,025,000
 1,900,000 Beaver Cnty. Indl. Dev. Auth. Poll.
           Control Rev. Bonds (Mansfield Pwr. Co.
           Project), Ser. A, FSA, 5.45s, 9/15/28       AAA  1,847,750
 1,500,000 Blair Cnty., Hosp. Auth. Rev. Bonds
           (Altoona Hosp. Project), AMBAC, 6 1/2s,
           7/1/22                                      AAA  1,603,125
           Cambria Cnty., Indl. Dev. Auth. Resource
           Recvy. Rev. Bonds (Cambria Cogen. Project)
 1,100,000 Ser. F1, 7 3/4s, 9/1/19                       A  1,156,375
   400,000 Ser. F2, 7 3/4s, 9/1/19                       A   420,500

MUNICIPAL BONDS AND NOTES
PRINCIPAL AMOUNT                                 RATINGS**       VALUE

PENNSYLVANIA (CONTINUED)
----------------------------------------------------------------------
 $ 875,000 College Township, Indl. Dev. Auth.
           1st Mtge.Hlth. Facs. Rev. Bonds
           (Nittany Valley Rehab. Hosp. Project),
           7 5/8s, 11/1/07                           BBB/P  $ 923,125
 2,485,000 Dauphin Cnty., Gen. Auth. Hosp. Rev.
           Bonds (Northwest Med. Ctr. Project),
           8 5/8s, 10/15/13                             Ba  2,674,481
 1,000,000 Dauphin Cnty., Indl. Dev. Auth. Wtr.
           Rev. Bonds (Dauphin Cons. Wtr. Supply),
           Ser. A, 6.9s, 6/1/24                          A  1,151,250
 3,000,000 Delaware Cnty., Hlth. Care Auth. Rev.
           Bonds (Mercy Hlth. Corp. Southeastern),
           Ser. A, CLI Insd., 5 1/8s, 11/15/12         AAA  2,842,500
 1,000,000 Delaware Cnty., Hosp. Auth. Rev. Bonds
           (Crozer-Chester Med. Ctr.), MBIA, 7 1/2s,
           12/15/20                                    AAA  1,160,000
 5,000,000 Delaware Cnty., Indl. Dev. Auth. Arpt.
           Fac. VRDN (UTD Parcel Svc. Project),
           3.8s, 12/1/15                             VMIGI  5,000,000
 1,035,000 Delaware Cnty., Indl. Dev. Auth. Rev.
           Bonds (Resource Recvy. Project), Ser. A,
           8.1s, 12/1/13                                AA  1,084,794
 4,100,000 Doylestown, Hosp. Auth. Rev. Bonds
           (Doylestown Hosp. Pine Run), Ser. A,
           7.2s, 7/1/23                              BBB/P  4,135,875
 3,000,000 Emmaus, Gen. Auth. Rev. Bonds (Local Govt.
           Bond Pool), Ser. A, BIGI, 8.15s, 5/15/18    AAA  3,277,500
 6,500,000 Erie Cnty., Prison Auth. Lease Rev.
           Bonds, MBIA, 6 5/8s, 11/1/14                AAA  7,247,500
           Erie, Higher Ed. Bldg. Auth. College Rev.
           Bonds (Mercyhurst College Project)
 1,150,000 7.85s, 9/15/19                              AAA  1,292,313
 1,860,000 Ser. B, 5 3/4s, 3/15/13                     BBB  1,825,125
 1,000,000 Ser. A, 5 3/4s, 3/15/13                     BBB    981,250
 2,000,000 Erie, Higher Ed. Bldg. Auth. U. Rev.
           Bonds (Gannon U. Project), Ser. D,
           5.85s, 6/1/15                               BBB  1,975,000
 3,500,000 Erie, Wtr. Auth. Rev. Bonds, 7 1/8s,
           12/1/11                                     BBB  3,985,625
   750,000 Erie-Western PA Port Auth. Gen. Rev.
           Bonds, 8 5/8s, 6/15/10                      BBB    815,625
 1,560,000 Greene Cnty., Hosp. Auth. Rev. Bonds
           (Greene Cnty. Memorial Hosp.), 6 1/2s,
           1/1/02                                    BBB/P  1,517,100
 3,500,000 Harrisburg, Auth. Lease Rev. Bonds
           (Greene Cnty. Prison Project), CGIC,
           6 1/4s, 6/1/10                              AAA  3,815,000
   550,000 Jenkins Township, Sanitary Auth. Swr.
           Rev. Bonds, 8s, 12/1/09                     AAA    624,250
   700,000 Lancaster Cnty., Solid Waste Mgt. Auth.
           (Resource Recvy. Systs.) Rev. Bonds,
           Ser. A, 8 1/2s, 12/15/10                      A    751,625
 2,200,000 Lebanon Cnty., Good Samaritan Hosp. Auth.
           Rev. Bonds Ser. B, 8 1/4s, 11/1/18          BBB 2,549,250

MUNICIPAL BONDS AND NOTES
PRINCIPAL AMOUNT                                 RATINGS**       VALUE

PENNSYLVANIA (CONTINUED)
----------------------------------------------------------------------
 $5,050,000 Lehigh Cnty. Indl. Dev. Auth. Poll.
           Control IFB (PA Pwr. & Light Co. Project),
            8.362s, 9/1/29 (acquired 6/20/95, cost
           $5,572,473)+                                AAA $5,839,063
 1,000,000 Lehigh Cnty., Gen. Purpose Auth. Rev.
           Bonds (Muhlenberg Hosp.), Ser. A, 8.1s,
           7/15/10                                     Baa  1,080,000
 3,575,000 Lehigh Cnty., Indl. Dev. Auth. Poll.
           Control Rev. Bonds (PA Pwr. & Lt. Co.
           Project), Ser. B, MBIA, 6.4s, 9/1/29        AAA  3,825,250
 3,000,000 Lower Providence Township Swr. Auth. Rev.
           Bonds, MBIA, 5 1/4s, 5/1/22                 AAA  2,867,937
 2,000,000 Luzerne Cnty., Indl. Dev. Auth. Rev.
           Bonds (Gas & Wtr. Co. Project), Ser. B,
           7 1/8s, 12/1/22                             BBB  2,125,000
 2,305,000 McKeesport, Hosp. Auth. Rev. Bonds
           (McKeesport Hosp. Project), 6 1/4s, 7/1/03  Baa  2,336,694
           Montgomery Cnty., Higher Ed. & Hlth.
           Auth. Hosp. Rev. Bonds
 2,000,000 (Abington Hosp.), Ser. A, AMBAC, 8.695s,
           6/1/11                                      AAA  2,320,000
 1,305,000 (United Hosp. Inc.--St. Christopher),
           8 1/4s, 11/1/03                              Ba  1,371,881
 1,000,000 (UTD Hosp. Project), Ser. B, 7 1/2s,
           11/1/12                                      Ba  1,020,000
 3,000,000 (Sacred Heart Hosp., Norristown), Ser. A,
           BIGI, 6.8s, 2/1/13                          AAA  3,071,250
 5,000,000 (Montgomery Hosp.), AMBAC, 5 1/8s, 6/1/14   AAA  4,750,000
 3,000,000 New Morgan, Indl. Dev. Auth. Solid Waste
           Disp. Rev. Bonds (New Morgan Landfill Co.,
           Inc. Project), 6 1/2s, 4/1/19                 A  3,168,750
 4,000,000 North PA Wtr. Auth. Wtr. Rev. Bonds, FGIC,
           5 3/4s, 11/1/18                             AAA  4,075,000
 1,000,000 Northeastern PA Hosp. & Edl. Auth. College
           Rev. Bonds (Kings College Project), Ser. B,
           6s, 7/15/11                                 BBB  1,003,750
           PA Econ. Dev. Fin. Auth. Resource Recvy.
           Rev. Bonds (Northampton Generating Project)
 1,300,000 Ser. A, 6.6s, 1/1/19                       BB/P  1,303,250
 2,000,000 Ser. A, 6 1/2s, 1/1/13                     BB/P  1,995,000
 4,000,000 PA Econ. Dev. Fin. Auth. Rev. Bonds
           (MacMillan Ltd. Partnership Project), 7.6s,
           12/1/20                                     Baa  4,510,000
           PA Hsg. Fin. Agcy. Single Fam. Mtge. Rev.
           Bonds
   825,000 Ser. R, 8 1/8s, 10/1/19                      AA    859,031
   385,000 Ser. U, 7.8s, 10/1/20                        AA    412,431
   400,000 Ser. 29, 7 3/8s, 10/1/16                     AA    424,000
 2,000,000 Ser. 33, 6.9s, 4/1/17                        AA  2,110,000
 4,750,000 PA Intergovernmental Co-op. Auth. Special
           Tax Rev. Bonds (City of Philadelphia),
           AMBAC, 5 3/4s, 6/15/15                      AAA  4,791,563
 7,830,000 PA State COP, Ser. A, AMBAC, 5s, 7/1/15     AAA 7,272,113

MUNICIPAL BONDS AND NOTES
PRINCIPAL AMOUNT                                 RATINGS**       VALUE

PENNSYLVANIA (continued)
----------------------------------------------------------------------
$1,000,000 PA State Econ. Dev. Fin. Auth. Res.
           Recvy. Rev. Bonds (Colver Project), Ser. D,
           7 1/8s, 12/1/15                             BBB $1,065,000
           PA State Higher Ed. Assistance Agcy. IFB
 2,400,000 Ser. B, MBIA, 10.515s, 3/1/20               AAA  2,724,000
 3,850,000 Ser. B, AMBAC, 9.476s, 3/1/22               AAA  3,936,625
           PA State Higher Ed. Facs. Auth. College & U.
           Rev. Bonds
 1,300,000 (Med. College), Ser. A, 8 3/8s, 3/1/11      BBB  1,438,125
 3,000,000 (Med. College), Ser. A, 7 3/8s, 3/1/21      Baa  3,183,750
 2,500,000 (Duquesne U. Project), Ser. C, MBIA,
           6 3/4s, 4/1/20                              AAA  2,696,875
 2,600,000 (Allegheny College Project), Ser. B,
           6 1/8s, 11/1/13                             BBB  2,639,000
 2,700,000 PA State Rev. Bonds, Ser. 2, 5 1/4s,
           6/15/13                                      AA  2,652,750
 4,500,000 PA State Tpk. Rev. Bonds, 5 1/2s, 12/1/17     A  4,477,500
           Philadelphia Gas Works Bonds
 1,225,000 Ser. 13, 7.7s, 6/15/21                      AAA  1,440,906
 4,000,000 FSA, 5.905s, 8/1/21 (acquired 1/24/94,
           cost $3,747,680)+                           AAA  3,640,000
           Philadelphia School Dist. Rev. Bonds
 3,000,000 Ser. B, AMBAC, 5 1/2s, 9/1/18               AAA  2,985,000
 2,600,000 Ser. B, AMBAC, 5 1/2s, 9/1/15               AAA  2,596,750
           Philadelphia Wtr. & Wastewtr. Rev. Bonds
 2,500,000 CGIC, 5 1/2s, 6/15/15                       AAA  2,481,250
 3,000,000 CGIC, 5s, 6/15/16                           AAA  2,778,750
 1,950,000 FGIC, 5s, 6/15/12                           AAA  1,852,500
 1,000,000 Philadelphia, G.O. Bonds, FGIC, 8 1/4s,
           2/15/09                                     AAA  1,028,600
           Philadelphia, Muni. Auth. Rev. Bonds
   320,000 Prerefunded FGIC, 7.8s, 4/1/18              AAA    352,000
 3,130,000 Prerefunded FGIC, 7.8s, 4/1/18              AAA  3,556,463
 1,000,000 Ser. B, FGIC, 7 1/8s, 11/15/18              AAA  1,156,250
 2,125,000 Ser. A, FGIC, 5 5/8s, 11/15/14              AAA  2,135,625
 3,250,000 Philadelphia, Wtr. & Swr. Rev. Bonds, CGIC,
           Ser. 16, 7s, 8/1/21                         AAA  3,721,250
   400,000 St. Mary Hosp. Langhorne Hosp. Auth. VRDN
           (Franciscan Hlth. Syst.), Ser. A, 3.8s,
           12/1/24                                   VMIGI    400,000
 1,000,000 Schuylkill Cnty., Redev. Auth. Lease Rev.
           Bonds, Ser. A, FGIC, 7 1/8s, 6/1/13         AAA  1,130,000
 3,000,000 Scranton-Lackawanna, Hlth. & Welfare Auth.
           Rev. Bonds (Moses Taylor Hosp. Project),
           Ser. B, 8 1/2s, 7/1/20                       BB  3,258,750
 1,000,000 Smithfield, Swr. Auth. Rev. Gtd. Bonds,
           8 5/8s, 1/15/11                           AAA/P  1,187,500
 4,500,000 Southeastern Trans. Auth. Special Rev.
           Bonds, Ser. A, FGIC, 5 3/4s, 3/1/20         AAA  4,578,750
 2,470,000 Trafford School District Rev. Bonds, MBIA,
           6.6s, 5/1/08                                AAA  2,775,663
   500,000 Washington Cnty., Indl. Dev. Auth. 1st.
           Mtge. Rev. Bonds (AHF/Central States Inc.
           Project), 10 1/4s, 11/1/19                  B/P   485,000

MUNICIPAL BONDS AND NOTES
PRINCIPAL AMOUNT                                 RATINGS**       VALUE

PENNSYLVANIA (continued)
----------------------------------------------------------------------
$3,000,000 Wilkes-Barre School Dist. Rev. Bonds, FGIC,
           6 3/8s, 4/1/15                              AAA $3,198,750
 1,800,000 Wilkins Area, Indl. Dev. Auth. 1st Mtge.
           Rev. Bonds (Fairview Extended Care), Ser. A,
           10 1/4s, 1/1/21                            BB/P  2,002,500
 1,030,000 York Cnty., Hosp. Auth. Rev. Bonds (Hlth.
           Ctr. Village at Sprenkle Drive), Ser. A,
           7 3/4s, 4/1/21                            BBB/P  1,090,513
 1,760,000 York Cnty., Indl. Dev. Auth. lst Mtge.
           Hlth. Facs. Rev. Bonds (Rehabilitation
           Hosp. of York Project), 7 1/2s, 9/1/07    BBB/P  1,872,200
           York Cnty., Solid Waste & Refuse Auth.
           Indl. Dev. Rev. Bonds (Resource Recvy.
           Project)
   650,000 Ser. A, 8.2s, 12/1/14                        AA    715,000
   300,000 Ser. B, 8.1s, 12/1/07                        AA    330,375
           York Cnty., Solid Waste & Refuse
           Auth. Rev. Bonds
   890,000 (Resource Recvy. Project), Ser. C,
           8.2s, 12/1/14                                AA    979,000
                                                            ---------
                                                          209,954,485
PUERTO RICO (12.1%)
----------------------------------------------------------------------
 3,000,000 Cmnwlth. of PR, MBIA, 5 1/4s, 7/1/18        AAA  2,940,000
           Cmnwlth. of PR, Hwy. Auth. Rev. Bonds
   200,000 Ser. P, 8 1/8s, 7/1/13                      AAA    224,250
   250,000 Ser. O, 8s, 7/1/05                          AAA    279,375
   900,000 Ser. Q, 7 3/4s, 7/1/16                      AAA  1,048,500
 2,500,000 Ser. Q, 7 3/4s, 7/1/10                      AAA  2,912,500
 3,500,000 Cmnwlth. of PR, Hwy. & Trans. Auth. Rev.
           Bonds Ser. T, 6 5/8s, 7/1/12                  A  3,766,875
           Cmnwlth. of PR, IFB
   200,000 MBIA, 7.534s, 7/1/08                        AAA    223,000
 4,000,000 FSA, 7.677s, 7/1/20                         AAA  4,260,000
           Cmnwlth. of PR, Impt. G.O. Bonds
   450,000 Ser. A, 7 3/4s, 7/1/17                      AAA    510,750
   200,000 Ser. A, 7 3/4s, 7/1/13                      AAA    222,250
 2,150,000 7.7s, 7/1/20                                AAA  2,504,750
 1,600,000 MBIA, 5.642s, 7/1/08                        AAA  1,694,000
   575,000 Cmnwlth. of PR, Urban Renewal & Hsg.
           Corp. Rev. Bonds (Cmnwlth. Appropriation),
           7 7/8s, 10/1/04                             Baa    655,500
 4,550,000 PR Elec. Pwr. Auth. Rev. Bonds Ser. T, 6s,
           7/1/16                                        A  4,669,438
           PR Pub. Bldgs. Auth., Gtd. Edl. & Hlth.
           Fac. Rev. Bonds
 1,200,000 Ser. H, 7 7/8s, 7/1/16                      AAA  1,299,000
 2,000,000 Ser. M, 5 3/4s, 7/1/15                        A  2,007,500
                                                           ----------
                                                           29,217,688
----------------------------------------------------------------------
           TOTAL INVESTMENTS (cost $224,365,143)***       $239,172,173
----------------------------------------------------------------------

NOTES
*    Percentages indicated are based on net assets of $240,863,527.

** The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at November 30, 1995 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at November 30, 1995. Securities rated by Putnam are indicated by "/P" and are not publicly rated.

++ Restricted as to public resale. At the date of acquisition these securities were valued at cost. There were no outstanding securities of the same class as those held. Total market value of restricted securities owned at November 30, 1995 was $9,479,063 or 3.9% of net assets.

***  The   aggregate   identified  cost  on  a  tax  cost   basis   is
     $224,365,143, resulting in gross unrealized appreciation and depreciation of $15,274,098 and $467,068, respectively, or net unrealized appreciation of $14,807,030.

     The fund had the following insurance concentrations greater than 10% of net assets at November 30, 1995 (as a percentage of net assets):

          AMBAC                     13.0%
          FGIC                      12.2
          MBIA                      12.5

     The fund had the following industry group concentrations greater than 10% of net assets at November 30, 1995 (as a percentage of net assets):

          Health Care               15.9%
          Utilities/Water & Sewerage     15.4

     The rates shown on IFB, which are securities paying variable interest rates that vary inversely to changes in the market interest rates, and VRDN, are the current interest rates at November 30, 1995, which are subject to change based on the terms of the security.

STATEMENT OF ASSETS AND LIABILITIES
November 30, 1995 (Unaudited)

ASSETS
----------------------------------------------------------------------
Investments in securities, at value
 (identified cost $224,365,143) (Note 1)                  $239,172,173
----------------------------------------------------------------------
Cash                                                            55,568
----------------------------------------------------------------------
Interest receivable                                          4,434,064
----------------------------------------------------------------------
Receivable for shares of the fund sold                         844,713
----------------------------------------------------------------------
TOTAL ASSETS                                               244,506,518

LIABILITIES
----------------------------------------------------------------------
Payable for securities purchased                             2,886,753
----------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)       3,630
----------------------------------------------------------------------
Payable for shares of the fund repurchased                     127,272
----------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                   349,458
----------------------------------------------------------------------
Distributions payable to shareholders                          136,010
----------------------------------------------------------------------
Payable for administrative services (Note 2)                     1,398
----------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                      125
----------------------------------------------------------------------
Payable for distribution fees (Note 2)                          98,973
----------------------------------------------------------------------
Other accrued expenses                                          39,372
----------------------------------------------------------------------
TOTAL LIABILITIES                                            3,642,991
----------------------------------------------------------------------
NET ASSETS                                                $240,863,527
----------------------------------------------------------------------

REPRESENTED BY
----------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                           $226,427,277
----------------------------------------------------------------------
Distributions in excess of net investment income (Note 1)     (37,538)
----------------------------------------------------------------------
Accumulated net realized loss on investments (Note 1)        (333,242)
----------------------------------------------------------------------
Net unrealized appreciation of investments                  14,807,030
----------------------------------------------------------------------
TOTAL -- REPRESENTING NET ASSETS APPLICABLE
 TO CAPITAL SHARES OUTSTANDING                            $240,863,527
----------------------------------------------------------------------

COMPUTATION OF NET ASSET VALUE
----------------------------------------------------------------------
Net asset value and redemption price per class A share
($184,616,129 divided by 19,593,861 shares)                      $9.42
----------------------------------------------------------------------
Offering price per share (100/95.25 of $9.42)*                   $9.89
----------------------------------------------------------------------
Net asset value and offering price per class B share ($56,196,347
divided by 5,971,193 shares)**                                   $9.41
----------------------------------------------------------------------
Net asset value and redemption price per class M share
($51,051 divided by 5,415 shares)  $9.43
----------------------------------------------------------------------
Offering price per share (100/96.75 of $9.43)***  $9.75
----------------------------------------------------------------------

* On single retail sales of less than $25,000. On sales of $25,000 or more and on group sales the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

*** On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

STATEMENT OF OPERATIONS
Six months ended November 30, 1995 (Unaudited)

TAX EXEMPT INTEREST INCOME                                  $7,424,201
----------------------------------------------------------------------

EXPENSES:
----------------------------------------------------------------------
Compensation of Manager (Note 2)                               686,428
----------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                 155,883
----------------------------------------------------------------------
Compensation of Trustees (Note 2)                                5,712
----------------------------------------------------------------------
Reports to shareholders                                         37,283
----------------------------------------------------------------------
Postage                                                         19,891
----------------------------------------------------------------------
Auditing                                                        28,180
----------------------------------------------------------------------
Legal                                                           12,468
----------------------------------------------------------------------
Administrative services (Note 2)                                 4,196
----------------------------------------------------------------------
Distribution fees -- class A (Note 2)                          179,763
----------------------------------------------------------------------
Distribution fees -- class B (Note 2)                          210,807
----------------------------------------------------------------------
Distribution fees -- class M (Note 2)                               68
----------------------------------------------------------------------
Other                                                            3,889
----------------------------------------------------------------------
TOTAL EXPENSES                                               1,344,568
----------------------------------------------------------------------
Expense reduction (Note 2)                                   (104,568)
----------------------------------------------------------------------
NET EXPENSES                                                 1,240,000
----------------------------------------------------------------------
NET INVESTMENT INCOME                                        6,184,201
----------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)               629,192
----------------------------------------------------------------------
Net realized gain on futures contracts (Notes 1 and 3)          90,254
----------------------------------------------------------------------
Net unrealized appreciation of investments during the period 4,170,066
----------------------------------------------------------------------
NET GAIN ON INVESTMENTS                                      4,889,512
----------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS       $11,073,713
----------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                            SIX MONTHS    THREE MONTHS
                                                  ENDED          ENDED
                                            NOVEMBER 30         MAY 31
----------------------------------------------------------------------
                                                  1995*        1995**
----------------------------------------------------------------------
INCREASE IN NET ASSETS
----------------------------------------------------------------------
Operations:
----------------------------------------------------------------------
Net investment income                        $6,184,201     $3,010,830
----------------------------------------------------------------------
Net realized gain (loss) on investments         719,446      (192,151)
----------------------------------------------------------------------
Net unrealized appreciation of investments    4,170,066      6,309,302
----------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS                                  11,073,713     9,127,981
----------------------------------------------------------------------
Distributions to shareholders:
From net investment income:
----------------------------------------------------------------------
Class A                                     (5,065,766)    (2,522,292)
----------------------------------------------------------------------
Class B                                     (1,232,052)      (515,060)
----------------------------------------------------------------------
Class M                                           (719)             --
----------------------------------------------------------------------
Increase from capital share transactions
(Note 4)                                     13,051,674      8,708,289
----------------------------------------------------------------------
TOTAL INCREASE IN NET ASSETS                 17,826,850    14,798,918

NET ASSETS
----------------------------------------------------------------------
Beginning of period                         223,036,677    208,237,759
----------------------------------------------------------------------
END OF PERIOD (including distributions in excess
of net investment income and undistributed
net investment income of $37,538 and $76,798,
respectively)                              $240,863,527   $223,036,677
----------------------------------------------------------------------

*    Unaudited.

**   The fiscal year end has advanced from February 28 to May 31.

FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)


                   FOR THE PERIOD
                     JULY 3, 1995
                   (COMMENCEMENT  SIX MONTHS THREE MONTHS         YEAR
                   OF OPERATIONS)       ENDED        ENDED       ENDED
                   TO NOVEMBER 30 NOVEMBER 30       MAY 31 FEBRUARY 28
----------------------------------------------------------------------
                           1995**      1995**        1995*        1995
----------------------------------------------------------------------
                         Class M                   Class B
----------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF PERIOD        $9.10       $9.23        $8.97       $9.38
----------------------------------------------------------------------
INVESTMENT OPERATIONS
Net investment income         .20         .23          .11         .47
Net realized and unrealized
gain (loss) on investments    .33         .18          .27       (.40)
----------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS.53       .41          .38         .07
----------------------------------------------------------------------
LESS DISTRIBUTIONS
From net investment income  (.20)       (.23)        (.12)       (.47)
From net realized gain on
investments                    --          --           --       (.01)
----------------------------------------------------------------------
TOTAL DISTRIBUTIONS         (.20)       (.23)        (.12)       (.48)
----------------------------------------------------------------------
NET ASSET VALUE, END OF
PERIOD                      $9.43       $9.41        $9.23       $8.97
----------------------------------------------------------------------
Total investment return at
net asset value (%)(b)    5.91(c)     4.53(c)      4.23(c)         .93
----------------------------------------------------------------------
Net assets, end of period
 (in thousands)           $51,053     $56,196      $44,252     $36,670
----------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(d)  .49(c)      .84(c)       .38(c)        1.57
----------------------------------------------------------------------
Ratio of net investment
income to average net
assets (%)                2.11(c)     2.43(c)      1.26(c)        5.23
----------------------------------------------------------------------
Portfolio turnover (%)      18.91       18.91         4.15       26.09
----------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (continued)



    FOR THE PERIOD
     JULY 15, 1993
     (COMMENCEMENT     SIX MONTHS   THREE MONTHS
 OF OPERATIONS) TO          ENDED          ENDED
       FEBRUARY 28    NOVEMBER 30         MAY 31         YEAR ENDED FEBRUARY 28
--------------------------------------------------------------------------------
-------------
              1994         1995**          1995*     1995     1994     1993     1992    1991
--------------------------------------------------------------------------------
-------------
          CLASS B                                          CLASS A
--------------------------------------------------------------------------------
-------------
             $9.48          $9.24          $8.98    $9.39    $9.40    $8.76    $8.42  $8.36
--------------------------------------------------------------------------------
-------------
               .28            .26            .13      .53      .54   .57(a)   .61(a)  .62(a)
             (.08)            .18            .26    (.40)      .01      .65      .34     .06
--------------------------------------------------------------------------------
-------------
               .20            .44            .39      .13      .55     1.22      .95    .68
--------------------------------------------------------------------------------
-------------
             (.28)          (.26)          (.13)    (.53)    (.54)    (.57)    (.61)   (.62)
             (.02)             --             --    (.01)    (.02)    (.01)       --      --
--------------------------------------------------------------------------------
-------------
             (.30)          (.26)          (.13)    (.54)    (.56)    (.58)    (.61)   (.62)
--------------------------------------------------------------------------------
-------------
             $9.38          $9.42          $9.24    $8.98    $9.39    $9.40    $8.76   $8.42
--------------------------------------------------------------------------------
-------------
           2.18(c)        4.87(c)        4.39(c)     1.60     5.93    14.34    11.65    8.53
--------------------------------------------------------------------------------
-------------
           $12,633       $184,616       $178,785 $171,568 $171,757 $144,374  $93,086 $47,112
--------------------------------------------------------------------------------
-------------
           1.00(c)         .52(c)         .21(c)      .92      .91   .72(a)   .52(a)  .41(a)
--------------------------------------------------------------------------------
-------------
           2.90(c)        2.78(c)        1.44(c)     5.94     5.36  6.31(a)  6.98(a) 7.43(a)
--------------------------------------------------------------------------------
-------------
             15.65          18.91           4.15    26.09    15.65    12.26     3.30    9.01
--------------------------------------------------------------------------------
-------------

*    The fiscal year end has advanced from February 28 to May 31.

**   Unaudited.

(a) Reflects an expense limitation. As a result, net investment income for the years ended February 28, 1993, 1992 and 1991, reflects expense reductions of approximately $0.01, $0.04, and $0.06 per share, respectively.

(b) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c)  Not annualized.

(d) The ratio of expenses to average net assets for the six months ended November 30, 1995 include expense offset arrangements. Prior period ratios exclude these amounts.

NOTES TO FINANCIAL STATEMENTS
November 30, 1995 (Unaudited)

NOTE 1
SIGNIFICANT ACCOUNTING POLICIES The fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks as high a level of current income exempt from federal income tax and Pennsylvania personal income tax as Putnam Investment Management, Inc. ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, Inc., believes is consistent with preservation of capital by investing primarily in a diversified portfolio of Pennsylvania tax-exempt securities.

The fund offers class A, class B and class M shares. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares, which convert to class A shares after six years, do not pay a front-end sales charge, but pay a higher ongoing distribution fee than class A shares and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class M shares are sold with a maximum front-end sales charge of 3.25% and pay an ongoing distribution fee that is lower than class B shares and higher than class A shares.

Expenses  of  the  fund  are  borne pro- rata  by  the  holders  of  each  class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other  matters  on  which  a  class  vote  is  required  by  law  or  determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

A   SECURITY   VALUATION  Tax-exempt  bonds  and  notes  are   stated   on   the
basis of valuations provided by a pricing service, approved by the Trustees, which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. The fair value of restricted securities is determined by the Manager following procedures approved by the Trustees, and such valuations and procedures are reviewed periodically by the Trustees.

B    Security    transactions   and   related   investment    income    Security
transactions  are  accounted  for  on  the  trade  date.  Interest   income   is
recorded on the accrual basis.

C FEDERAL TAXES It is the policy of the fund to distribute all of its income within the prescribed time and otherwise comply with the
provisions   of   the   Internal   Revenue   Code   applicable   to    regulated
investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under  Section  4982  of  the  Internal Revenue  Code  of  1986.  Therefore,  no
provision has been made for federal taxes on income, capital gains or unrealized appreciation of securities held and excise tax on income and capital gains.

At May 31, 1995, the fund had a capital loss carryover of approximately $1,053,000 which may be available to offset future realized gains, if any. The amount of the carryover and expiration dates are:

LOSS CARRYOVER                                             EXPIRATION
----------------------------------------------------------------------
$291,000                                                  May 31, 2002
$762,000                                                  May 31, 2003
----------------------------------------------------------------------


D FUTURES AND OPTIONS CONTRACTS The fund may use futures and options contracts to hedge against changes in the values of securities the fund  owns  or  expects  to  purchase.  The  fund  may  also  write  options  on
securities   it   owns   or   which  it  invests   to   increase   its   current
returns.

The  potential  risk  to  the  fund  is that the  change  in  value  of  futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform.

Futures   contracts   are   valued  at  the  quoted  daily   settlement   prices
established   by   the   exchange   on  which  they   trade.   Exchange   traded
options   are   valued   at  the  last  sale  price,  or   if   no   sales   are
reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

E   DISTRIBUTIONS  TO  SHAREHOLDERS  Income  dividends  are  recorded  daily  by
the   fund  and  are  distributed  monthly.  Capital  gains  distributions,   if
any, are recorded on the ex-dividend date and paid annually.

The   amount   and  character  of  income  and  gains  to  be  distributed   are
determined  in  accordance  with  income  tax  regulations,  which  may   differ
from generally accepted accounting principles.

F AMORTIZATION OF BOND PREMIUM AND DISCOUNT Any premium resulting from the purchase of securities in excess of maturity value is amortized on a yield-to-maturity basis. Discount on zero-coupon bonds and original
issue   discount   bonds  are  accredited  according  to  the  effective   yield
method.

NOTE 2
MANAGEMENT FEE, ADMINISTRATIVE SERVICES, AND OTHER TRANSACTIONS Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund for the quarter. Such fee is based on the following annual rates: 0.60% of the first $500 million of average net assets, 0.50% of the next $500 million, 0.45% of the next $500 million and 0.40% of any amount over $1.5 billion, subject, under current law, to reduction in any year to the extent of certain brokerage commissions and fees (less expenses) received by affiliates of the Manager on the fund's portfolio transactions.

The fund also reimburses the Manager for the compensation and related expenses of the certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Trustees of the fund receive an annual Trustee's fee of $750 and an additional fee for each Trustees' meeting attended. Trustees who are not interested persons of the Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

During  the  period  ended  November  30,  1995,  the  fund  adopted  a  Trustee
Fee Deferral Plan (the "Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in the
fund   or   in  other  Putnam  funds  until  distribution  in  accordance   with
the Plan.

Custodial   functions   for   the  fund's  assets   are   provided   by   Putnam
Fiduciary Trust Company (PFTC), a wholly-owned subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For  the  period  ended  November  30,  1995,  fund  expenses  were  reduced  by
$104,568 under expense offset arrangements with PFTC. Investor servicing and custodian fees reported in the Statement of operations
exclude   these   credits.   The   fund   could   have   invested   the   assets
utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

The  fund  has  adopted  distribution  plans  (the  "Plans")  with  respect   to
its class A, class B and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments  by  the  fund  to  Putnam Mutual Funds Corp.  at  an  annual  rate  up to 0.35%, 1.00% and 1.00% of the average net assets attributable to class A, class B and class M shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.20%, 0.85% and
0.50% of the average net assets attributable to class A, class B and class M shares respectively.

For   the   period  ended  November  30,  1995,  Putnam  Mutual   Funds   Corp.,
acting  as  underwriter  received  net  commissions  of  $23,179  and  $49  from
the   sale   of   class  A  and  class  M  shares,  respectively  and   received
$45,126  in  contingent  deferred  sales  charges  from  redemptions  of   class
B shares. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the period ended November 30, 1995 Putnam Mutual Funds Corp., acting as underwriter received no monies on class A redemptions.

NOTE 3
PURCHASES  AND  SALES  OF  SECURITIES  During  the  period  ended  November  30,
1995,   purchases  and  sales  of  investment  securities  other   than   short-
term municipal obligations aggregated $59,197,228 and $41,699,601, respectively. Purchases and sales of short-term municipal obligations aggregated $9,600,000 and $16,000,000, respectively. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

NOTE 4
CAPITAL  SHARES  At  November  30,  1995,  there  was  an  unlimited  number  of
shares   of  beneficial  interest.  Transactions  in  capital  shares  were   as
follows:

                                                                SIX MONTHS ENDED
                                                                     NOVEMBER 30
----------------------------------------------------------------------
                                                                  1995
CLASS A                                     SHARES              AMOUNT
----------------------------------------------------------------------
Shares sold                              2,075,690         $19,099,384
Shares issued in connection with
reinvestment of distributions              314,319           2,890,193
----------------------------------------------------------------------
                                         2,390,009          21,989,577
----------------------------------------------------------------------
Shares repurchased                     (2,149,105)        (19,788,803)
----------------------------------------------------------------------
NET INCREASE                               240,904          $2,200,774
----------------------------------------------------------------------
                                                                    THREE MONTHS
                                                                    ENDED MAY 31
----------------------------------------------------------------------
                                                                  1995
----------------------------------------------------------------------
CLASS A                                     SHARES              AMOUNT
----------------------------------------------------------------------
Shares sold                              1,088,734          $9,874,777
Shares issued in connection with
reinvestment of distributions              159,067           1,450,835
----------------------------------------------------------------------
                                         1,247,801          11,325,612
----------------------------------------------------------------------
Shares repurchased                       (996,648)         (9,041,998)
----------------------------------------------------------------------
NET INCREASE                               251,153          $2,283,614
----------------------------------------------------------------------
                                                                SIX MONTHS ENDED
                                                                     NOVEMBER 30
----------------------------------------------------------------------
                                                                  1995
CLASS B                                     SHARES              AMOUNT
Shares sold                              1,310,965         $12,047,040
Shares issued in connection with
reinvestment of distributions               77,799             714,877
----------------------------------------------------------------------
                                         1,388,764          12,761,917
----------------------------------------------------------------------
Shares repurchased                       (213,235)         (1,960,409)
----------------------------------------------------------------------
NET INCREASE                             1,175,529         $10,801,508
----------------------------------------------------------------------
                                                                    THREE MONTHS
                                                                    ENDED MAY 31
----------------------------------------------------------------------
                                                                  1995
----------------------------------------------------------------------
CLASS B                                     SHARES              AMOUNT
----------------------------------------------------------------------
Shares sold                                767,770          $6,959,062
Shares issued in connection with
reinvestment of distributions               33,557             305,770
----------------------------------------------------------------------
                                           801,327           7,264,832
----------------------------------------------------------------------
Shares repurchased                        (92,606)           (840,157)
----------------------------------------------------------------------
NET INCREASE                               708,721          $6,424,675
----------------------------------------------------------------------
                                                                  FOR THE PERIOD
                                                                    JULY 3, 1995
                                                                   (COMMENCEMENT
                                                               OF OPERATIONS) TO
                                                                     NOVEMBER 30
----------------------------------------------------------------------
                                                                  1995
----------------------------------------------------------------------
CLASS M                                     SHARES              AMOUNT
----------------------------------------------------------------------
Shares sold                                  5,369             $48,965
Shares issued in connection with
reinvestment of distributions                   46                 427
----------------------------------------------------------------------
                                             5,415              49,392
----------------------------------------------------------------------
Shares repurchased                            (--)                (--)
----------------------------------------------------------------------
NET INCREASE                                 5,415             $49,392
----------------------------------------------------------------------

FUND INFORMATION

INVESTMENT MANAGER
Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES
Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN
Putnam Fiduciary Trust Company

LEGAL COUNSEL
Ropes & Gray

TRUSTEES
George Putnam, Chairman
William F. Pounds, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
John A. Hill
Elizabeth T. Kennan
Lawrence J. Lasser
Robert E. Patterson
Donald S. Perkins
George Putnam, III
Eli Shapiro
A.J.C. Smith
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Gary N. Coburn
Vice President

Richard P. Wyke
Vice President and Fund Manager

William N. Shiebler
Vice President

John R. Verani
Vice President

Paul M. O'Neil
Vice President

John D. Hughes
Senior Vice President and Treasurer

Beverly Marcus
Clerk and Assistant Treasurer


This report is for the information of shareholders of Putnam Pennsylvania Tax Exempt Income Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information, or to request a prospectus, call toll free: 1-800-225-1581.

SHARES OF MUTUAL FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION, ARE NOT INSURED
BY   THE   FEDERAL   DEPOSIT   INSURANCE   CORPORATION   (FDIC),   THE   FEDERAL
RESERVE BOARD OR ANY OTHER AGENCY, AND INVOLVE RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

PUTNAM INVESTMENTS
The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

                                                                       Bulk Rate
                                                                    U.S. Postage
                                                                            PAID
                                                                          Putnam
                                                                     Investments

22177-047/226/2AE   1/96

APPENDIX TO FORM N-30D FILINGS TO DESCRIBE DIFFERENCES BETWEEN PRINTED AND EDGAR-FILED TEXTS.

(1)  Rule lines for tables are omitted.

(2)  Italic typefaces is displayed in normal type.

(3)  Boldface type is displayed in capital letters.

(4) Headers (e.g. the names of the fund) and footers (e.g. page numbers and OThe accompanying notes are an integral part of these financial statementsO) are omitted.

(5) Because the printed page breaks are not reflected, certain tabular and columnar headings and symbols are displayed differently in this filing.

(6)  Bullet points and similar graphic symbols are omitted.

(7)  Page numbering is different.